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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

        Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001658638

Onslow Bay Mortgage Loan Trust 2015-1 (Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Michael Buttner, (336) 464-9496

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I:  REPRESENTATION AND WARRANTY INFORMATION

Item 1.01  Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02  Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03  Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE

REPORTS

Item 2.01        Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see Exhibits 99.1, 99.2 and 99.3 for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ONSLOW BAY FUNDING LLC
(Depositor)

Date: November 19, 2015	/s/ Michael Buttner
	Name:	Michael Buttner
	Title:	Authorized Signatory

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for Clayton Services LLC (“Clayton”)

Schedule 1 – Due Diligence Narrative Report
Schedule 2 – Clayton Loan Level Tape Compare Upload
Schedule 3 – Clayton Rating Agency ATR QM Data Fields
Schedule 4 – Clayton Valuations Summary
Schedule 5 – Clayton Conditions Report 2.0

99.2	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants LLC (“Opus”)

Schedule 1 – Opus Securitization Narrative
Schedule 2 – Opus Data Compare
Schedule 3 – Opus Final Grading Summary
Schedule 4 – Opus ASF Report and QM Report
Schedule 5 – Opus S&P Valuation Report
Schedule 6 – Opus Fitch Standard Report

99.3	Report of Independent Accountants on Applying Agreed-Upon Procedures